Loans Receivable, Net	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
Loans Receivable, Net

NOTE 4 Loans Receivable, Net

A summary of loans receivable at December 31 is as follows:

(Dollars in thousands)	2012	2011
Residential real estate loans:
1-4 family conventional	$96,512	118,524
1-4 family FHA	479	494
1-4 family VA	46	48

	97,037	119,066

Commercial real estate:
Lodging	31,020	31,905
Retail/office	66,159	80,436
Nursing home/health care	22,205	6,455
Land developments	36,691	45,197
Golf courses	7,193	8,326
Restaurant/bar/café	3,057	3,102
Alternative fuel plants	13,911	18,882
Warehouse	7,570	16,555
Construction:
1-4 family builder	6,659	4,926
Multi family	3,811	1,156
Commercial real estate	1,960	4,840
Manufacturing	11,196	8,557
Churches/community service	3,731	6,058
Multi family	11,756	35,517
Other	17,988	18,002

	244,907	289,914

Consumer:
Autos	623	404
Home equity line	36,521	41,429
Home equity	11,390	13,426
Consumer — secured	1,184	1,409
Land/lot loans	2,246	2,723
Savings	220	576
Mobile home	449	657
Consumer — unsecured	1,342	1,537

	53,975	62,161

Commercial business	79,854	109,259

Total loans	475,773	580,400
Less:
Unamortized discounts	33	93
Net deferred loan fees	87	511
Allowance for loan losses	21,608	23,888

Total loans receivable, net	$454,045	555,908

Commitments to originate or purchase loans	$5,392	5,925
Commitments to deliver loans to secondary market	$7,046	7,263
Weighted average contractual rate of loans in portfolio	5.01%	5.52%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating $5.4 million and $5.9 million as of December 31, 2012 and 2011, respectively. The interest rates on these loan commitments ranged from 2.50% to 5.50% at December 31, 2012 and from 3.00% to 6.79% at December 31, 2011.

The aggregate amounts of loans to executive officers and directors of the Company was $3.1 million, $4.0 million and $4.1 million at December 31, 2012, 2011 and 2010. During 2012, repayments on loans to executive officers and directors were $54,000, new loans to executive officers and directors totaled $198,000, sales of executive officer and director loans were $198,000 and net loans removed from the executive officer listing due to change in status of the officer or loan were $943,000. During 2011, repayments on loans to executive officers and directors were $86,000, new loans to executive officers and directors totaled $666,000 and sales of executive officer and director loans were $416,000. During 2010, the only activity was $12,000 in repayments on loans to executive officers and directors. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties and did not involve more than the normal risk of collectability or present other unfavorable features.

At December 31, 2012, 2011, and 2010, the Company was servicing loans for others with aggregate unpaid principal balances of approximately $428.2 million, $417.4 million, and $508.0 million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota and Iowa. At December 31, 2012 and 2011, the Company had in its portfolio single-family and multi-family residential loans located in the following states:

	2012		2011
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$4,503	4.6%	$4,664	3.9%
Minnesota	88,364	91.1	109,632	92.1
Wisconsin	2,319	2.4	2,130	1.8
Other states	1,851	1.9	2,640	2.2

Total	$97,037	100.0%	$119,066	100.0%

Amounts under one million dollars in both years are included in “Other states”.

At December 31, 2012 and 2011, the Company had in its portfolio commercial real estate loans located in the following states:

	2012		2011
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
California	$253	0.1%	$4,943	1.7%
Florida	4,458	1.8	2,792	1.0
Idaho	4,348	1.8	4,423	1.5
Indiana	6,461	2.7	7,206	2.5
Iowa	2,732	1.1	6,139	2.1
Kansas	1,014	0.4	1,036	0.4
Minnesota	209,935	85.7	244,798	84.4
North Carolina	7,161	2.9	7,075	2.4
Utah	0	0.0	1,324	0.5
Wisconsin	8,091	3.3	8,413	2.9
Other states	454	0.2	1,765	0.6

Total	$244,907	100.0%	$289,914	100.0%

Amounts under one million dollars in both years are included in “Other states”.